Series A Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2017	Dec. 31, 2015
Series A Preferred Stock (Details) [Line Items]
Preferred stock authorized (in Shares)		100,000,000
Preferred stock par value	$ 0.01	$ 0.01
Shares issued (in Shares)		4,500,000
Additional capital (in Dollars)	$ 1.0	$ 1.0
Preferred stock price per share		$ 15
Preferred stock conversion price	$ 11.5	11.5
Preferred stock outstanding	15	15
Original issuance price	$ 10	$ 10
Percentage of additional dividend	12.00%	12.00%
Net tangible assets (in Dollars)	$ 10.0	$ 10.0
Unpaid cash dividends		$ 10
Dividend payments (in Dollars)	$ 5.4
Series A Preferred Stock [Member]
Series A Preferred Stock (Details) [Line Items]
Preferred stock authorized (in Shares)	10,000,000	0
Preferred stock par value	$ 0.0001	$ 0.0001	[1]	$ 0.0001	[1]
Shares issued (in Shares)	4,500,000	0	[1]	0	[1]	2,000,000
Additional capital (in Dollars)	$ 1.0
Preferred stock price per share	$ 10	$ 10				$ 5	$ 5
Preferred stock conversion price	$ 10	$ 10
Original issuance price	12.00%	12.00%
Unpaid cash dividends	$ 10
Redeemable Preferred Stock [Member]
Series A Preferred Stock (Details) [Line Items]
Preferred stock authorized (in Shares)	10,000,000	10,000,000		10,000,000
Shares issued (in Shares)							2,000,000
Class A Common Stock [Member]
Series A Preferred Stock (Details) [Line Items]
Preferred stock price per share	$ 15
Preferred stock conversion price		$ 0.01		$ 20,000,000
Preferred stock outstanding	$ 10	$ 10
Restated [Member]
Series A Preferred Stock (Details) [Line Items]
Preferred stock authorized (in Shares)	100,000,000

[1]	The number of shares of redeemable convertible preferred stock, Series A Preferred Stock and Class A Common stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger. See Note 1 — Nature of the Business and Basis of Presentation for more information.